Changes in Liabilities Attributable to Financing Activities - Summary of Changes in Liabilities Attributable to Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		$ 491,451		$ 532,835	$ 151,698
Cash flows		8,320		(22,323)	375,524
Non-cash flows:
Addition – leases		1,258		2,880	21,341
Foreign exchange adjustments		5,836		(1,187)	3,251
Fair value changes (including interest expenses) recognized in the consolidated statement of operations		30,739		867	(74,078)
Change in fair value recognized in consolidated statement of comprehensive loss		16,355		0	72,656
Separation of embedded derivative		3,075
Fair value change embedded derivative recognized in the consolidated statement of operations		72
Repurchase of U.S. Notes		(13,715)
Remeasurement - leases	[1]				(17,886)
Cancellation - leases	[2]			(25,118)
Other changes		16,844	[3]	3,497	329
Balance		560,235		491,451	532,835
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		45,083		89,002	99,108
Cash flows		(11,945)		(19,645)	(11,411)
Non-cash flows:
Addition – leases		1,258		2,880	21,341
Foreign exchange adjustments		3,301		(2,027)	2,844
Remeasurement - leases	[1]				(17,886)
Cancellation - leases	[2]			(25,118)
Other changes		(511)	[3]	(9)	(4,994)
Balance		37,186		45,083	89,002
Nordic Bonds
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		175,415
Non-cash flows:
Foreign exchange adjustments		4,280
Separation of embedded derivative		3,075
Fair value change embedded derivative recognized in the consolidated statement of operations		72
Other changes	[3]	4,217
Balance		187,059
Liabilities to Credit Institutions
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		121,973		120,305	52,590
Cash flows		(130,521)		(2,678)	61,985
Non-cash flows:
Foreign exchange adjustments		(1,745)		840	407
Other changes		13,138	[3]	3,506	5,323
Balance		2,845		121,973	120,305
Convertible Notes
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		324,395		323,528
Cash flows		(24,629)			324,950
Non-cash flows:
Fair value changes (including interest expenses) recognized in the consolidated statement of operations		30,739		867	(74,078)
Change in fair value recognized in consolidated statement of comprehensive loss		16,355			72,656
Repurchase of U.S. Notes		(13,715)
Balance		$ 333,145		$ 324,395	$ 323,528

[1]	Remeasurement related to change of lease term due to the decision to discontinue the construction of the production facility in Peterborough, UK.
[2]	Cancellation is primarily related to terminated lease contract due to the continued exit of the production facility in Peterborough, UK.
[3]	Other changes in liabilities to credit institutions includes transaction costs of $10.4 million that were expensed when the TLB agreement was extinguished on October 3, 2025. See Note 25 “Interest-bearing loans and borrowings” for further details.